UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        November 5, 2009
     ---------------------        -----------------        ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            154
                                            ----------

Form 13F Information Table Value Total:     $  134,284
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM             88579Y101   1,218     24,491  SH         YES         N/A       24,491
ABB LTD                        SPONSORED ADR   000375204     576     41,300  SH         YES         N/A       41,300
ABBOTT LABS                    COM             002824100   1,117     23,409  SH         YES         N/A       23,409
ABIOMED INC                    COM             003654100     192     39,142  SH         YES         N/A       39,142
ACE LTD                        SHS             H0023R105     290      7,171  SH         YES         N/A        7,171
ADOBE SYS INC                  COM             00724F101     307     14,340  SH         YES         N/A       14,340
AETNA INC NEW                  COM             00817Y108     343     14,087  SH         YES         N/A       14,087
ALCON INC                      COM SHS         H01301102   1,046     11,505  SH         YES         N/A       11,505
ALLEGHANY CORP DEL             COM             017175100     401      1,481  SH         YES         N/A        1,481
ALTERA CORP                    COM             021441100   1,239     70,600  SH         YES         N/A       70,600
AMERICAN EXPRESS CO            COM             025816109     647     47,464  SH         YES         N/A       47,464
AMGEN INC                      COM             031162100   1,152     23,259  SH         YES         N/A       23,259
AMPHENOL CORP NEW              CL A            032095101     638     22,404  SH         YES         N/A       22,404
APACHE CORP                    COM             037411105     744     11,615  SH         YES         N/A       11,615
APPLE INC                      COM             037833100     677      6,439  SH         YES         N/A        6,439
ARGON ST INC                   COM             040149106     336     17,735  SH         YES         N/A       17,735
AT&T INC                       COM             00206R102   2,042     81,051  SH         YES         N/A       81,051
AUTOMATIC DATA PROCESSING IN   COM             053015103   1,380     39,256  SH         YES         N/A       39,256
BANK OF AMERICA CORPORATION    COM             060505104     184     27,029  SH         YES         N/A       27,029
BANK OF NEW YORK MELLON CORP   COM             064058100     809     28,636  SH         YES         N/A       28,636
BAXTER INTL INC                COM             071813109     223      4,350  SH         YES         N/A        4,350
BIOTECH HOLDRS TR              DEPOSTRY RCPTS  09067D201     367      2,100  SH         YES         N/A        2,100
BP PLC                         SPONSORED ADR   055622104     353      8,799  SH         YES         N/A        8,799
BRISTOL MYERS SQUIBB CO        COM             110122108   1,416     64,619  SH         YES         N/A       64,619
CAMERON INTERNATIONAL CORP     COM             13342B105     343     15,650  SH         YES         N/A       15,650
CANADIAN NAT RES LTD           COM             136385101     284      7,375  SH         YES         N/A        7,375
CELGENE CORP                   COM             151020104     316      7,125  SH         YES         N/A        7,125
CHEVRON CORP NEW               COM             166764100   2,239     33,301  SH         YES         N/A       33,301
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109     276     43,949  SH         YES         N/A       43,949
CHUBB CORP                     COM             171232101     490     11,585  SH         YES         N/A       11,585
CHURCH & DWIGHT INC            COM             171340102     405      7,750  SH         YES         N/A        7,750
CIMAREX ENERGY CO              COM             171798101     572     31,136  SH         YES         N/A       31,136
CISCO SYS INC                  COM             17275R102   1,954    116,501  SH         YES         N/A      116,501
CITIGROUP INC                  COM             172967101      37     14,536  SH         YES         N/A       14,536
CITRIX SYS INC                 COM             177376100     293     12,935  SH         YES         N/A       12,935
CLEAN HARBORS INC              COM             184496107     418      8,700  SH         YES         N/A        8,700
COCA COLA CO                   COM             191216100   2,159     49,123  SH         YES         N/A       49,123
COLGATE PALMOLIVE CO           COM             194162103   1,310     22,218  SH         YES         N/A       22,218
COMCAST CORP NEW               CL A SPL        20030N200   1,906    118,040  SH         YES         N/A      118,040
CONOCOPHILLIPS                 COM             20825C104   1,852     47,299  SH         YES         N/A       47,299
COSTCO WHSL CORP NEW           COM             22160K105   2,438     52,640  SH         YES         N/A       52,640
COVENTRY HEALTH CARE INC       COM             222862104     234     18,105  SH         YES         N/A       18,105
COVIDIEN PLC                   SHS             G2554F105     497     14,941  SH         YES         N/A       14,941
CVS CAREMARK CORPORATION       COM             126650100   2,678     97,432  SH         YES         N/A       97,432
DANAHER CORP DEL               COM             235851102   1,948     35,930  SH         YES         N/A       35,930
DENTSPLY INTL INC NEW          COM             249030107     510     19,005  SH         YES         N/A       19,005
DEVON ENERGY CORP NEW          COM             25179M103     488     10,920  SH         YES         N/A       10,920
DISNEY WALT CO                 COM DISNEY      254687106   1,085     59,742  SH         YES         N/A       59,742
DOLBY LABORATORIES INC         COM             25659T107     537     15,750  SH         YES         N/A       15,750
DRESSER-RAND GROUP INC         COM             261608103     577     26,100  SH         YES         N/A       26,100
DU PONT E I DE NEMOURS & CO    COM             263534109     215      9,608  SH         YES         N/A        9,608
ECOLAB INC                     COM             278865100   2,043     58,835  SH         YES         N/A       58,835
EL PASO CORP                   COM             28336L109     276     44,090  SH         YES         N/A       44,090
E M C CORP MASS                COM             268648102     415     36,375  SH         YES         N/A       36,375
EMERSON ELEC CO                COM             291011104   1,100     38,472  SH         YES         N/A       38,472
EVANS & SUTHERLAND COMPUTER    COM             299096107       4     15,000  SH         YES         N/A       15,000
EXELON CORP                    COM             30161N101     761     16,760  SH         YES         N/A       16,760
EXXON MOBIL CORP               COM             30231G102   7,576    111,254  SH         YES         N/A      111,254
FEDEX CORP                     COM             31428X106     434      9,755  SH         YES         N/A        9,755
FUEL TECH INC                  COM             359523107     659     63,018  SH         YES         N/A       63,018
GALLAGHER ARTHUR J & CO        COM             363576109     323     19,000  SH         YES         N/A       19,000
GENERAL ELECTRIC CO            COM             369604103   1,967    194,601  SH         YES         N/A      194,601
GOOGLE INC                     CL A            38259P508   1,154      3,315  SH         YES         N/A        3,315
HARLEY DAVIDSON INC            COM             412822108     287     21,445  SH         YES         N/A       21,445
HARTFORD FINL SVCS GROUP INC   COM             416515104      90     11,459  SH         YES         N/A       11,459
HEWLETT PACKARD CO             COM             428236103   1,826     56,970  SH         YES         N/A       56,970
HEINZ H J CO                   COM             423074103     416     12,580  SH         YES         N/A       12,580
HOME DEPOT INC                 COM             437076102     568     24,111  SH         YES         N/A       24,111
HOSPITALITY PPTYS TR           COM SH BEN INT  44106M102     127     10,575  SH         YES         N/A       10,575
ILLINOIS TOOL WKS INC          COM             452308109     506     16,398  SH         YES         N/A       16,398
INTEL CORP                     COM             458140100     511     33,925  SH         YES         N/A       33,925
INTERNATIONAL BUSINESS MACHS   COM             459200101   2,359     24,348  SH         YES         N/A       24,348
INTUITIVE SURGICAL INC         COM NEW         46120E602     644      6,750  SH         YES         N/A        6,750
ITT CORP NEW                   COM             450911102     277      7,200  SH         YES         N/A        7,200
JACOBS ENGR GROUP INC DEL      COM             469814107   1,411     36,490  SH         YES         N/A       36,490
JOHNSON & JOHNSON              COM             478160104   4,793     91,116  SH         YES         N/A       91,116
JPMORGAN CHASE & CO            COM             46625H100   1,182     44,451  SH         YES         N/A       44,451
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100     372      9,124  SH         YES         N/A        9,124
KOHLS CORP                     COM             500255104     717     16,945  SH         YES         N/A       16,945
KOPIN CORP                     COM             500600101      30     13,050  SH         YES         N/A       13,050
KRAFT FOODS INC                CL A            50075N104     420     18,859  SH         YES         N/A       18,859
L-3 COMMUNICATIONS HLDGS INC   COM             502424104     920     13,565  SH         YES         N/A       13,565
LIBERTY GLOBAL INC             COM SER A       530555101     382     26,221  SH         YES         N/A       26,221
LIBERTY GLOBAL INC             COM SER C       530555309     352     24,903  SH         YES         N/A       24,903
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M104     607     30,448  SH         YES         N/A       30,448
LOWES COS INC                  COM             548661107   1,693     92,750  SH         YES         N/A       92,750
MCDONALDS CORP                 COM             580135101     856     15,694  SH         YES         N/A       15,694
MCKESSON CORP                  COM             58155Q103     294      8,397  SH         YES         N/A        8,397
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   1,438     34,790  SH         YES         N/A       34,790
MEDTRONIC INC                  COM             585055106   1,533     52,022  SH         YES         N/A       52,022
MERRIMAC INDS INC              COM             590262101     141     67,000  SH         YES         N/A       67,000
METLIFE INC                    COM             59156R108     274     12,034  SH         YES         N/A       12,034
MICROSOFT CORP                 COM             594918104   3,160    171,993  SH         YES         N/A      171,993
MILLIPORE CORP                 COM             601073109     597     10,400  SH         YES         N/A       10,400
MONSANTO CO NEW                COM             61166W101     443      5,326  SH         YES         N/A        5,326
MORGAN STANLEY                 COM NEW         617446448     272     11,950  SH         YES         N/A       11,950
MORNINGSTAR INC                COM             617700109     245      7,175  SH         YES         N/A        7,175
NATIONAL INSTRS CORP           COM             636518102     567     30,400  SH         YES         N/A       30,400
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107     433      8,625  SH         YES         N/A        8,625
NEWFIELD EXPL CO               COM             651290108     581     25,574  SH         YES         N/A       25,574
NEWS CORP                      CL A            65248E104     520     78,562  SH         YES         N/A       78,562
NIKE INC                       CL B            654106103     373      7,950  SH         YES         N/A        7,950
NOBLE ENERGY INC               COM             655044105     878     16,300  SH         YES         N/A       16,300
NORTHERN DYNASTY MINERALS LT   COM NEW         66510M204      73     10,500  SH         YES         N/A       10,500
NORTHERN TR CORP               COM             665859104     715     11,955  SH         YES         N/A       11,955
NOVARTIS A G                   SPONSORED ADR   66987V109     271      7,175  SH         YES         N/A        7,175
ORACLE CORP                    COM             68389X105     631     34,913  SH         YES         N/A       34,913
PEABODY ENERGY CORP            COM             704549104     254     10,150  SH         YES         N/A       10,150
PEOPLES UNITED FINANCIAL INC   COM             712704105   2,187    121,690  SH         YES         N/A      121,690
PEPSICO INC                    COM             713448108   2,911     56,547  SH         YES         N/A       56,547
PFIZER INC                     COM             717081103     951     69,821  SH         YES         N/A       69,821
POWERSHARES ETF TRUST          DYN BIOT & GEN  73935X856     459     36,125  SH         YES         N/A       36,125
POWERSHARES ETF TRUST          WATER RESOURCE  73935X575   1,151     96,485  SH         YES         N/A       96,485
POWERSHARES ETF TRUST          DYN OIL SVCS    73935X625     493     47,745  SH         YES         N/A       47,745
POWERSHARES ETF TRUST          WNDRHLL CLN EN  73935X500     667     87,715  SH         YES         N/A       87,715
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104     457     15,086  SH         YES         N/A       15,086
PRAXAIR INC                    COM             74005P104   1,765     26,236  SH         YES         N/A       26,236
PROCTER & GAMBLE CO            COM             742718109   4,270     90,685  SH         YES         N/A       90,685
PROGRESSIVE CORP OHIO          COM             743315103     517     38,500  SH         YES         N/A       38,500
QUANTA SVCS INC                COM             74762E102     273     12,750  SH         YES         N/A       12,750
ROGERS COMMUNICATIONS INC      CL B            775109200     611     26,750  SH         YES         N/A       26,750
SCHERING PLOUGH CORP           COM             806605101     296     12,550  SH         YES         N/A       12,550
SCHLUMBERGER LTD               COM             806857108     899     22,131  SH         YES         N/A       22,131
SCRIPPS E W CO OHIO            CL A NEW        811054402     326     14,500  SH         YES         N/A       14,500
SIX FLAGS INC                  COM             83001P109      13     49,000  SH         YES         N/A       49,000
SLM CORP                       COM             78442P106     144     29,100  SH         YES         N/A       29,100
SPDR GOLD TRUST                GOLD SHS        78463V107     529      5,865  SH         YES         N/A        5,865
STANLEY WKS                    COM             854616109     962     33,024  SH         YES         N/A       33,024
STATE STR CORP                 COM             857477103     538     17,485  SH         YES         N/A       17,485
STERLING BANCORP               COM             859158107     242     24,476  SH         YES         N/A       24,476
STRYKER CORP                   COM             863667101   1,433     42,090  SH         YES         N/A       42,090
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209     669     14,856  SH         YES         N/A       14,856
TEXTRON INC                    COM             883203101     150     26,082  SH         YES         N/A       26,082
THERMO FISHER SCIENTIFIC INC   COM             883556102   1,546     43,335  SH         YES         N/A       43,335
TORONTO DOMINION BK ONT        COM             891160509     443     12,821  SH         YES         N/A       12,821
UNITEDHEALTH GROUP INC         COM             91324P102     753     35,963  SH         YES         N/A       35,963
UNITED PARCEL SERVICE INC      CL B            911312106   1,321     26,843  SH         YES         N/A       26,843
UNITED TECHNOLOGIES CORP       COM             913017109   2,697     62,742  SH         YES         N/A       62,742
VERIZON COMMUNICATIONS INC     COM             92343V104     549     18,172  SH         YES         N/A       18,172
VISA INC                       COM CL A        92826C839     264      4,753  SH         YES         N/A        4,753
WALGREEN CO                    COM             931422109     405     15,600  SH         YES         N/A       15,600
WAL MART STORES INC            COM             931142103   3,006     57,693  SH         YES         N/A       57,693
WASTE MGMT INC DEL             COM             94106L109     991     38,700  SH         YES         N/A       38,700
WEBSTER FINL CORP CONN         COM             947890109      45     10,601  SH         YES         N/A       10,601
WELLPOINT INC                  COM             94973V107     206      5,426  SH         YES         N/A        5,426
WELLS FARGO & CO NEW           COM             949746101     306     21,475  SH         YES         N/A       21,475
WESTERN UN CO                  COM             959802109     161     12,804  SH         YES         N/A       12,804
WILLIS GROUP HOLDINGS LTD      SHS             G96655108     891     40,500  SH         YES         N/A       40,500
WINDSTREAM CORP                COM             97381W104     355     44,092  SH         YES         N/A       44,092
WOODWARD GOVERNOR CO           COM             980745103     327     29,250  SH         YES         N/A       29,250
XEROX CORP                     COM             984121103     155     34,140  SH         YES         N/A       34,140
XTO ENERGY INC                 COM             98385X106     260      8,480  SH         YES         N/A        8,480
YUM BRANDS INC                 COM             988498101     787     28,639  SH         YES         N/A       28,639
ZIMMER HLDGS INC               COM             98956P102     394     10,781  SH         YES         N/A       10,781